FAIR VALUE MEASUREMENT (Details Textual) (Bond [Member], USD $)	Jun. 30, 2013	Apr. 01, 2013
Bond [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contingent Consideration Classified as Equity, Fair Value Disclosure	$ 22,691,010	$ 21,836,461